Investments In Equity Method Investees (Tables)	12 Months Ended
Mar. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investments in equity method investees
	As of March 31,
	2020	2021
	$	$
The Group’s proportionate share of equity in the net assets of equity investees	5	5
Less: Accumulated impairment losses recognized	(5)	(5)
Investments in equity investees reported in the consolidated balance sheets	-	-